share-based compensation - Expense (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
share-based compensation
Employee benefits expense	$ 46	$ 30	$ 78	$ 64
Associated operating cash outflows	(5)	(10)	(14)	(25)
Statement of cash flows adjustment	41	20	64	39	$ 23	$ 2
Income tax benefit arising from share-based compensation	11	8	19	17
Restricted share units
share-based compensation
Employee benefits expense	38	17	60	40
Associated operating cash outflows		(1)		(7)
Statement of cash flows adjustment	38	16	60	33
Cash inflows from cash-settled equity forward agreements	1	2	2	3
Employee share purchase plan
share-based compensation
Employee benefits expense	5	9	14	18
Associated operating cash outflows	(5)	(9)	(14)	(18)
Share option awards
share-based compensation
Employee benefits expense	3	4	4	6
Statement of cash flows adjustment	$ 3	$ 4	$ 4	$ 6